Basis of Presentation and Significant Accounting Policies (Details) - CIK 0001822888 Virtuoso Acquisition Corp [Member]	9 Months Ended
Sep. 30, 2021 USD ($) shares
Significant Accounting Policies (Details) [Line Items]
Marketable securities held in trust account	$ 230,034,922
Marketable Securities Held in Trust Account, Description	The Company classifies its United States Treasury securities as held-to-maturity in accordance with Financial Accounting Standards Board (FASB) ASC Topic 320 “Investments — Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity.
Federal depository insurance coverage	$ 250,000
Offering costs	13,109,495
Underwriting fee	4,600,000
Deferred underwriting fee	8,050,000
Other offering costs	459,495
Non-operating expense	529,112
Amount of component of stockholders equity	$ 12,580,383
Common stock warrants issued (in Shares) | shares	18,100,000
Initial Public Offering
Significant Accounting Policies (Details) [Line Items]
Common stock warrants issued (in Shares) | shares	11,500,000
Private Placement [Member]
Significant Accounting Policies (Details) [Line Items]
Common stock warrants issued (in Shares) | shares	6,600,000